Lease Liabilities - Schedule of Amount Recognized in Profit or Loss (Details) - Lease liabilities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liabilities at the End of the Reporting Period [Line Items]
Depreciation of right-of-use asset	$ 405,866	$ 148,644
Interest expense on lease liabilities	32,750	6,803
Lease expense not capitalised in lease liabilities:
- Expense relating to short-term leases	112,726	100,530
Total amount recognised in profit or loss	$ 551,342	$ 255,977